EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2020
EARNINGS PER SHARE [Abstract]
Basic and Diluted Loss per Share
	2020 US$	2019 US$	2018 US$
Basic loss per share	(0.01)	(0.02)	(0.02)
Diluted loss per share	(0.01)	(0.02)	(0.02)

Income and Share Data Used in Calculations of Basic Earnings Per Share
	2020 US$	2019 US$	2018 US$
The following reflects the income and share data used in the calculations of basic earnings per share:
Net loss	(5,671,099)	(9,822,626)	(9,957,817)
Earnings used in calculating basic and dilutive earnings per share	(5,671,099)	(9,822,626)	(9,957,817)

Weighted Average Number of Ordinary Shares Used in Calculating Basic and Dilutive Earnings Per Share
	Number of Ordinary Shares 2020	Number of Ordinary Shares 2019	Number of Ordinary Shares 2018
Weighted average number of Ordinary Shares used in calculating basic and dilutive earnings per share	828,356,668	621,391,730	520,222,133